Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Tax Disclosure [Abstract]
Current	$ (10,512)	¥ (68,092)	¥ (45,401)	¥ (29,905)
Deferred	3,128	20,262	28,728	19,581
Income tax expense	$ (7,384)	¥ (47,830)	¥ (16,673)	¥ (10,324)